Significant Accounting Policies - Summary of Classification and Measurement of Financial Assets and Liabilities (Details)	12 Months Ended
Apr. 30, 2023
Cash
Disclosure Of Financial Instruments [Line Items]
Financial assets, Classification and measurement IFRS 9	Amortized cost
Amounts Receivable
Disclosure Of Financial Instruments [Line Items]
Financial assets, Classification and measurement IFRS 9	Amortized cost
Investment
Disclosure Of Financial Instruments [Line Items]
Financial assets, Classification and measurement IFRS 9	FVTPL
Accounts Payable and Accrued Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Classification and measurement IFRS 9	Amortized cost
Convertible Debentures
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Classification and measurement IFRS 9	Amortized cost
Deferred Acquisition Payments
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Classification and measurement IFRS 9	Amortized cost